Cost and Expenses by Nature - Summary of Sales and Administrative Expenses (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Personnel Expenses		$ 3,082,527	$ 2,085,846	$ 1,305,558
Depreciation and Amortization		905,043	667,236	436,087
Cash-in-Transit Services, Surveillance and Maintenance		571,631	446,146	331,885
Energy, Fuel, and Lubricants		421,231	336,842	277,619
Shared-based payment (1)	[1]	384,566	303,789	142,123
Other		414,060	267,835	370,070
Advertising		160,497	132,342	81,000
Other taxes and rights		163,303	100,993	53,662
Professional Services (2)	[2]	106,983	71,901	48,558
Total sales and administrative expenses		$ 6,209,841	$ 4,412,930	$ 3,046,562

[1]	The share-based payment in 2023, 2022 and 2021 were comprised of Ps.244,352, Ps.152,113 and Ps.24,892, respectively, in respect of options granted under the Plan and Ps.140,214, Ps.151,676 and Ps.117,231 , respectively, in respect of Exit Options.
[2]	An amount of Ps.37,910 in IPO related services was incurred during 2023 out of which Ps.28,432 was recognized as an expense and Ps.9,477 will be capitalized as part of the net proceeds of the new shares to be issued due to the IPO and as of December 31, 2023, were recognized as advanced payments.